Restructuring Costs and Similar Items (Tables)	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Summary of Restructuring Costs and Similar Items
Restructuring costs and similar items comprise the following:

(€ million)	June 30, 2024 (6 months)	June 30, 2023 (6 months)	December 31, 2023 (12 months)
Employee-related expenses	849	185	489
Charges, gains or losses on assets(a)	(31)	86	293
Costs of transformation programs	347	265	676
Other restructuring costs	166	11	32
Total	1,331	547	1,490
(a) This line consists of impairment losses and accelerated depreciation charges related to site closures (including leased sites), and gains or losses on divestments of assets arising from reorganization decisions made by Sanofi.